Capital management (Tables)	12 Months Ended
Dec. 31, 2022
Capital Management [Abstract]
Schedule of capital structure [Table Text Block]
	December 31,	December 31,
	2022	2021
Equity attributable to owners of the Company	$265,392	$265,697
Debt	40,000	15,000
	$305,392	$280,697